Advances from related parties (Details Narrative) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Trade and other payables	€ 88,511	€ 39,756
Jack Kaye [Member]
IfrsStatementLineItems [Line Items]
Advances payable	900,000	100,000	€ 4,600,000
Trade and other payables	€ 30,804	€ 39,755